Banking facilities (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Including sub-limit of:
Bank overdrafts(3)(4)	$ 0	$ 143
Other facilities
Lont Term Loans	2,527	0
Amount Available
Import and export facilities
Combined limit	2,564	2,564
Including sub-limit of:
Notes payable (1)(2)	2,308	2,308
Bank overdrafts(3)(4)	641	641
Other facilities
Export Documentary Credits	641	641
Short Term Loan	1,923	1,923
Lont Term Loans	0	178
Total	5,128	5,306
Amount Utilized
Import and export facilities
Combined limit	99	134
Including sub-limit of:
Notes payable (1)(2)	99	134
Bank overdrafts(3)(4)	0	0
Other facilities
Export Documentary Credits	0	0
Short Term Loan	0	0
Lont Term Loans	0	143
Total	99	277
Amount Unutilized
Import and export facilities
Combined limit	2,465	2,430
Including sub-limit of:
Notes payable (1)(2)	2,209	2,174
Bank overdrafts(3)(4)	641	641
Other facilities
Export Documentary Credits	641	641
Short Term Loan	1,923	1,923
Lont Term Loans		35
Total	$ 5,029	$ 5,029